--------------------------------------------------------------------------------

                              New York Equity Fund
                              --------------------

                               SEMI-ANNUAL REPORT
                               September 30, 1998
                                   (Unaudited)

  INVESTMENT ADVISOR                                      ADMINISTRATOR
  ------------------                                      -------------
 PINNACLE ADVISORS LLC                           COUNTRYWIDE FUND SERVICES, INC.
4605 E. Genesee Street                                    P.O. Box 5354
DeWitt, New York 13214                             Cincinnati, Ohio 45201-5354
    1.315.251.1101                                        1.888.899.8344

--------------------------------------------------------------------------------

                              NEW YORK EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1998
                                   (Unaudited)

ASSETS
   Investment securities, at market value (Cost $2,230,572)         $ 2,203,064
   Receivable for capital shares sold                                    61,460
   Receivable for securities sold                                       111,846
   Dividends receivable                                                   4,066
   Due from Advisor (Note 3)                                             14,985
   Organization expenses, net (Note 1)                                   36,121
   Other assets                                                          11,343
                                                                    -----------
      TOTAL ASSETS                                                    2,442,885
                                                                    -----------

LIABILITIES
   Payable for securities purchased                                     183,594
   Payable to affiliates (Note 3)                                         8,000
   Other accrued expenses                                                 1,255
                                                                    -----------
      TOTAL LIABILITIES                                                 192,849
                                                                    -----------

NET ASSETS                                                          $ 2,250,036
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 2,185,561
Accumulated net investment loss                                          (3,405)
Accumulated net realized gains from security transactions                95,388
Net unrealized depreciation on investments                              (27,508)
                                                                    -----------
NET ASSETS                                                          $ 2,250,036
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                  194,286
                                                                    ===========

Net asset value and redemption price per share (Note 1)             $     11.58
                                                                    ===========

Maximum offering price per share (Note 1)                           $     12.16
                                                                    ===========

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended September 30, 1998
                                   (Unaudited)


INVESTMENT INCOME
   Dividends                                                          $  15,805
                                                                      ---------

EXPENSES
   Accounting services fees (Note 3)                                     12,000
   Investment advisory fees (Note 3)                                      9,702
   Administrative services fees (Note 3)                                  6,000
   Shareholder services and transfer agent fees (Note 3)                  6,000
   Insurance expense                                                      5,625
   Trustees' fees and expenses                                            5,108
   Amortization of organization expenses (Note 1)                         4,983
   Professional fees                                                      4,000
   Postage and supplies                                                   3,655
   Custodian fees                                                         2,566
   Registration fees                                                      2,157
   Reports to shareholders                                                  750
   Pricing costs                                                            317
                                                                      ---------
      TOTAL EXPENSES                                                     62,863
   Fees waived and expenses reimbursed by the Advisor (Note 3)          (43,653)
                                                                      ---------
      NET EXPENSES                                                       19,210
                                                                      ---------

NET INVESTMENT LOSS                                                      (3,405)
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                        111,228
   Net change in unrealized appreciation/depreciation
      on investments                                                   (277,971)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (166,743)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(170,148)
                                                                      =========

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

           For the Periods Ended September 30, 1998 and March 31, 1998

---------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                           Ended          Period
                                                                       September 30,       Ended
                                                                           1998          March 31,
                                                                        (Unaudited)       1998 (a)

---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss                                                  $    (3,405)    $    (1,492)
   Net realized gains (losses) from security transactions                   111,228         (15,840)
   Net change in unrealized appreciation/depreciation on investments       (277,971)        250,463
                                                                        -----------     -----------
Net increase (decrease) in net assets from operations                      (170,148)        233,131
                                                                        -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                971,442       1,323,067
   Payments for shares redeemed                                            (132,443)        (75,013)
                                                                        -----------     -----------
Net increase in net assets from capital share transactions                  838,999       1,248,054
                                                                        -----------     -----------

TOTAL INCREASE IN NET ASSETS                                                668,851       1,481,185

NET ASSETS:
   Beginning of period (Note 1)                                           1,581,185         100,000
                                                                        -----------     -----------
   End of period                                                        $ 2,250,036     $ 1,581,185
                                                                        ===========     ===========

CAPITAL SHARE ACTIVITY:
   Shares sold                                                               79,223         122,154
   Shares redeemed                                                          (10,673)         (6,418)
                                                                        -----------     -----------
   Net increase in shares outstanding                                        68,550         115,736
   Shares outstanding, beginning of period                                  125,736          10,000
                                                                        -----------     -----------
   Shares outstanding, end of period                                        194,286         125,736
                                                                        ===========     ===========

(a) Represents the period from the commencement of operations (May 12, 1997) through March 31, 1998.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended             Period
                                                               September 30,          Ended
                                                                    1998            March 31,
                                                                (Unaudited)          1998 (a)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period                          $     12.58        $     10.00
                                                                -----------        -----------
Income (loss) from investment operations:
   Net investment loss                                                (0.02)             (0.01)
   Net realized and unrealized gains (losses) on investments          (0.98)              2.59
                                                                -----------        -----------
Total from investment operations                                      (1.00)              2.58
                                                                -----------        -----------

Net asset value at end of period                                $     11.58        $     12.58
                                                                ===========        ===========
Total return (b)                                                     (7.95%)            25.80%
                                                                ===========        ===========
Net assets at end of period                                     $ 2,250,036        $ 1,581,185
                                                                ===========        ===========
Ratio of net expenses to average net assets (c)                       1.98%(d)           1.93%(d)

Ratio of net investment loss to average net assets                    0.35%(d)           0.20%(d)

Portfolio turnover rate                                                 48%                25%
----------------------------------------------------------------------------------------------

(a) Represents the period from the initial public offering of shares (May 12, 1997) through March 31, 1998.

(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(c) Ratios of expenses to average net assets, assuming no waiver of fees and reimbursement of expenses by the Advisor, would have been 6.47%(d) and 13.85%(d) for the periods ended September 30, 1998 and March 31, 1998, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
             COMMON STOCKS - 96.0%
             CONGLOMERATES - 5.3%
    1,500       General Electric Company                            $    119,344
                                                                    ------------
             CONSUMER, CYCLICAL - 13.2%
    1,400       Eastman Kodak Company                                    108,237
    5,000       Oneida Limited                                            85,000
    2,500       Tommy Hilfiger Corporation (a)                           102,500
                                                                    ------------
                                                                         295,737
                                                                    ------------
             CONSUMER, NON-CYCLICAL - 24.7%
    1,300       Bristol-Myers Squibb Company                             135,037
    1,400       Colgate-Palmolive Company                                 95,900
      100       PepsiCo, Inc.                                              2,944
    1,300       Pfizer Inc.                                              137,719
    4,000       Philip Morris Companies, Inc.                            184,250
                                                                    ------------
                                                                         555,850
                                                                    ------------
             ENERGY - 3.7%
      800       Amerada Hess Corporation                                  46,150
      600       Texaco Inc.                                               37,613
                                                                    ------------
                                                                          83,763
                                                                    ------------
             FINANCIAL SERVICES - 19.4%
    2,400       The Bank of New York Company, Inc.                        65,700
    1,400       Chase Manhattan Corporation                               60,550
      400       Community Bank System, Inc.                               11,425
      250       M & T Bank Corporation                                   115,250
    1,300       Merrill Lynch & Company, Inc.                             61,588
      550       J.P. Morgan & Company, Inc.                               46,543
    2,000       Travelers Group, Inc.                                     75,000
                                                                    ------------
                                                                         436,056
                                                                    ------------
             INDUSTRIAL - 11.8%
      790       Corning Inc.                                              23,256
    2,560       Paychex, Inc.                                            132,000
    1,300       Xerox Corporation                                        110,175
                                                                    ------------
                                                                         265,431
                                                                    ------------

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
             COMMON STOCKS - Continued
             TECHNOLOGY - 15.4%
    4,500       Computer Associates International, Inc.             $    166,500
    1,000       International Business Machines Corporation              128,000
    1,000       Symbol Technologies, Inc.                                 51,312
                                                                    ------------
                                                                         345,812
                                                                    ------------
             UTILITIES - 2.5%
    1,100       Consolidated Edison Company of New York                   57,337
                                                                    ------------

             TOTAL COMMON STOCKS (COST $2,186,838)                     2,159,330
                                                                    ------------

             MONEY MARKET FUND - 1.9%
   43,734       The Milestone Funds Treasury Obligations
                    Portfolio - Investor Shares (Cost $43,734)            43,734
                                                                    ------------

             TOTAL INVESTMENT SECURITIES (COST $2,230,572) - 97.9%     2,203,064

             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%                 46,972
                                                                    ------------

             NET ASSETS - 100.0%                                    $  2,250,036
                                                                    ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the Fund) is a non-diversified series of The New York State Opportunity Funds (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940 (the 1940
Act), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of the Advisor purchased the initial shares of the Fund at $10.00 per share. The Fund began the public offering of shares on May 12, 1997. The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered or having a significant presence in the state of New York.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The redemption price per share is equal to the net asset value per share.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $2,243,699 as of September 30, 1998:

     Gross unrealized appreciation.........................   $   174,443
     Gross unrealized depreciation.........................      (215,078)
                                                              -----------
     Net unrealized depreciation...........................   $   (40,635)
                                                              ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,738,818 and $875,926, respectively, for the six months ended September 30, 1998.

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT
The Fund's investments are managed by Pinnacle Advisors LLC (the Advisor) under the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.98% of its average daily net assets. Accordingly, the Advisor voluntarily waived its investment advisory fees of $9,702 and reimbursed the Fund for $33,951 of other operating expenses for the six months ended September 30, 1998.

Certain trustees and officers of the Trust are also officers of the Advisor.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee.

Certain officers of the Trust are also officers of CFS.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17.00 per shareholder account, subject to a $1,000 monthly minimum fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations for the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Pinnacle Investments, Inc. (the Underwriter), an affiliate of the Advisor, is the Fund's principal underwriter and, as such, acts as exclusive agent for the distribution of the Fund's shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $32,903 from underwriting and broker commissions on the sale of shares of the Fund during the six months ended September 30, 1998.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% per annum of the Fund's average daily net assets. For the six months ended September 30, 1998, the Fund incurred no such expenses under the Plan.